Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information [abstract]
Segment Information

30.  Segmented Information

The following summary describes the operations of each reportable segment:

•Bateas – operates the Caylloma silver, lead, and zinc mine

•Cuzcatlan – operates the San Jose silver-gold mine

•Mansfield – development of the Lindero Project

•Corporate – corporate stewardship

	Year ended December 31, 2018
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Revenues from external customers	$-	$87,449	$175,847	$-	$263,296
Cost of sales before depreciation and depletion	-	(48,035)	(74,217)	-	(122,252)
Depreciation and depletion in cost of sales	-	(12,222)	(32,251)	-	(44,473)
Selling, general, and administration	(14,692)	(3,973)	(7,524)	-	(26,189)
Other expenses	(411)	(311)	(3,938)	(4,136)	(8,796)
Finance items	(1,172)	6,263	1,111	(448)	5,754
Segment (loss) profit before taxes	(16,275)	29,171	59,028	(4,584)	67,340
Income taxes	(3,168)	(10,628)	(18,544)	(1,010)	(33,350)
Segment (loss) profit after taxes	$(19,443)	$18,543	$40,484	$(5,594)	$33,990

	Year ended December 31, 2017
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Revenues from external customers	$-	$88,115	$179,996	$-	$268,111
Cost of sales before depreciation and depletion	-	(44,317)	(72,130)	-	(116,447)
Depreciation and depletion in cost of sales	-	(9,175)	(32,929)	-	(42,104)
Selling, general, and administration	(15,406)	(3,507)	(5,998)	-	(24,911)
Other income (expenses)	(1,626)	31,003	(3,699)	-	25,678
Finance items	(867)	(4,620)	111	-	(5,376)
Segment (loss) profit before taxes	(17,899)	57,499	65,351	-	104,951
Income taxes	(643)	(17,136)	(20,927)	60	(38,646)
Segment (loss) profit after taxes	$(18,542)	$40,364	$44,423	$60	$66,305

	December 31, 2018
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Total assets	$31,739	$174,985	$286,621	$293,172	$786,517
Total liabilities	$84,575	$35,568	$38,220	$25,350	$183,713
Capital expenditures	$1,448	$16,400	$16,224	$83,335	$117,407

	December 31, 2017
	Corporate	Bateas	Cuzcatlan	Mansfield	Total
Total assets	$82,976	$156,513	$316,693	$150,466	$706,648
Total liabilities	$57,887	$35,169	$48,442	$1,566	$143,064
Capital expenditures	$540	$13,184	$22,577	$10,757	$47,058